Guarantees, Commitments and Pledged Assets - Summary of Future Minimum Lease Payment Under Non-Cancellable Operating Leases (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	$ 2,496	$ 1,909
Within one year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	420	349
One to 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	1,196	967
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Minimum lease payments payable	$ 880	$ 593